Supplemental cash information (Detail) - Supplementary Information For The Statements Of Cash Flows - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Non-cash investing and financing transactions
Shares issued as part of DRIP		$ 277	$ 298	$ 2,070
Closure and reclamation increase (decrease) in mineral properties, plant and equipment	820	196	(1,630)	(609)
Depreciation added to (relieved from) inventory	(1,290)	(2,981)	(101)	(1,038)
Depreciation included in inventory impairment charge (reversal)		$ (145)		$ 6,202